Prepayments and Other Current Assets - Changes in Allowance for Doubtful Accounts Included in Prepayments Other Current Assets and Advances (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Balance	$ (18,374)	$ (12,535)	$ (15,637)
Recovery of allowance (Allowance) for doubtful accounts	1,017	(5,262)	3,758
Disposal of subsidiaries	(20,078)
Translation difference	2,530	(577)	(656)
Balance	$ (34,905)	$ (18,374)	$ (12,535)